Schedule of other income and gains (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
Interest income		$ 62,215	$ 484,236	$ 682,409	$ 515,980
Government grants (Note )	[1]	92,604	720,763	14,336
Foreign exchange gain, net		97	753		28,394
Rebate income		1,092	8,500	34,159
Rental income		134,827	1,049,405	648,509	96,000
Reversal of provision for reinstatement costs				70,000
Sponsorship income		8,568	66,688	495,131	78,888
Sundry income (Note )	[2]	103,755	807,558	630,988	472,262
Other income and gains		$ 403,158	$ 3,137,903	$ 2,575,532	$ 1,191,524

[1]	The government grants mainly represent subsidies granted from Technology Voucher Programme for the years. All conditions of the government grants have been satisfied.
[2]	Sundry income mainly include reimbursement of medical expenses on occupational injury and other miscellaneous income, which individually are not material to the Group.